SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Bad debt					$ 0	$ 0	$ 20,099	$ 1,514,160
Allowance for Uncollectible Accounts			$ 9,478		9,478		3,967	5,019
Impairment of goodwill					1,275,938			61,000
Sales, returns and allowance							28,707	51,159
Impairment of long-lived assets							0
Uncertain tax positions							0	0
Advertising costs			13,600	$ 3,100	24,100	$ 11,000	32,700	125,000
FDIC limit			$ 250,000		$ 250,000		250,000
S And S Beverage [Member]
Allowance for Uncollectible Accounts	$ 24,280						24,280	0
Impairment of long-lived assets							0	0
Uncertain tax positions	0						0	0
Advertising costs	286	$ 2,195					53,597	0
FDIC limit	$ 250,000						250,000
Accounts Receivable [Member]
Bad debt							$ 32,768	$ 14,160